Transition disclosures - Reconciliation of impairment allowance and provisions (Details) - GBP (£) £ in Millions			12 Months Ended
		Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
On-balance sheet
Impairment allowance				£ 4,690
Reclassification impact		£ (90)
Provisions			£ 2,652	3,884
Additional provisions			3,094
Total impairment and provision				4,769
Undrawn contractually committed facilities and guarantees [member]
On-balance sheet
Reclassification impact		0
Provisions				79
Loans and advances [member]
On-balance sheet
Impairment allowance	[1]			4,652
Reclassification impact		(52)
Available for sale investments [member] | Financial assets at fair value through other comprehensive income, category [member]
On-balance sheet
Impairment allowance				38
Reclassification impact		(38)
IFRSs 9 [member]
On-balance sheet
Reclassification impact		(90)
IFRSs 9 [member] | Undrawn contractually committed facilities and guarantees [member]
On-balance sheet
Reclassification impact		0
Provisions	[2]		271	£ 420
Additional provisions	[2]		£ 463
IFRSs 9 [member] | Loans and advances [member]
On-balance sheet
Reclassification impact		(52)
IFRSs 9 [member] | Loans and advances [member] | Other assets [member]
On-balance sheet
Additional impairment allowance		1
IFRSs 9 [member] | Available for sale investments [member] | Financial assets at fair value through other comprehensive income, category [member]
On-balance sheet
Reclassification impact		(38)
IFRSs 9 [member] | Impairment allowance [member]
On-balance sheet
Impairment allowance		7,111
Additional impairment allowance		2,511
Total impairment and provision		7,531
Additional impairment allowance		2,852
IFRSs 9 [member] | Impairment allowance [member] | Undrawn contractually committed facilities and guarantees [member]
On-balance sheet
Provisions		420
Additional provisions		341
IFRSs 9 [member] | Impairment allowance [member] | Loans and advances [member]
On-balance sheet
Impairment allowance	[1]	7,108
Additional impairment allowance		2,508
IFRSs 9 [member] | Impairment allowance [member] | Available for sale investments [member] | Financial assets at fair value through other comprehensive income, category [member]
On-balance sheet
Impairment allowance		3
Additional impairment allowance		£ 3

[1]	Includes impairment of £5m for cash collateral and settlement balances and £1m for other assets.
[2]	Undrawn contractually co mmitted facilities and guarantees provisions are accounted for under IFRS 9.